Intangible asset (Details Narrative) - 12 months ended Dec. 31, 2024 - Ordinary Shares [Member] - November 13, 2023 [Member] $ in Millions	USD ($)	¥ / shares shares
Statement [Line Items]
Payment for right to use land | $	$ 6.3
Restricted class A ordinary shares, shares Issued | shares		18,007,046
Ordinary shares par value | ¥ / shares		¥ 0.00005